Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments
June 30, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.0%
	North Carolina — 96.0%
$1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	$1,087,370
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,085,970
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,164,020
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,180,595
1,475,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/28	1,767,109
1,175,000	Buncombe County, NC, School Improvements, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/29	1,375,173
1,010,000	Cape Fear Public Utility Authority, Advance Refunding Revenue Bonds, 5.000%, 8/1/25	1,234,675
1,895,000	Cape Fear Public Utility Authority, Refunding Revenue Bonds, Series A, Callable 8/1/29 @ 100, 4.000%, 8/1/38	2,247,186
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,548,735
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,139,590
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 6/1/29 @ 100, 5.000%, 6/1/30	1,318,560
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 6/1/29 @ 100, 5.000%, 6/1/31	1,310,520
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 6/1/29 @ 100, 5.000%, 6/1/32	1,301,030
2,275,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/33	2,943,372
1,520,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/34	1,960,116
2,180,000	Charlotte, NC, Refunding G.O., Series A, Callable 6/1/29 @ 100, 5.000%, 6/1/30	2,953,311
1,875,000	Charlotte, NC, Refunding Revenue G.O., Series A, 5.000%, 7/1/25	2,294,737
2,295,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue, 5.000%, 7/1/27	2,973,195
3,000,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue, Callable 7/1/28 @ 100, 5.000%, 7/1/36	3,843,450
3,100,000	Charlotte-Mecklenburg Hospital Authority (The), NC, Current Refunding Revenue, Series A, Callable 1/15/22 @ 100, 5.000%, 1/15/30	3,279,862
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,524,641

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,500,000	Durham Capital Financing Corp., Refunding Revenue Limited Obligation, Callable 6/1/23 @ 100, 5.000%, 6/1/38(a)	$2,815,700
1,225,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @ 100, 5.000%, 10/1/27	1,487,922
1,000,000	Elizabeth City State University, Board of Governors of NC, Advance Refunding Revenue Bonds (AGM), Callable 4/1/29 @ 100, 5.000%, 4/1/40	1,188,960
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,951,583
1,690,000	Fayetteville, NC, Public Works Commission, Multi-Utility Improvements Revenue, Callable 3/1/28 @ 100, 5.000%, 3/1/29	2,191,626
3,000,000	Forsyth County NC, Public Improvements, G.O., Series B, Callable 3/1/29 @ 100, 5.000%, 3/1/31	4,017,300
2,200,000	Forsyth County NC, Refunding Revenue, G.O., 5.000%, 7/1/26	2,771,010
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	2,068,742
2,075,000	High Point, NC, Combined Water & Sewer System, Advance Refunding Revenue Bonds, 5.000%, 11/1/26	2,630,083
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,198,355
3,000,000	Johnston County, NC, Correctional Facilities Improvements, Current Refunding Revenue, Series A, 5.000%, 4/1/26(b)	3,720,000
4,000,000	Mecklenburg County, NC, Public Improvements, School Improvements, G.O., Series B, 5.000%, 12/1/26	5,099,200
1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,459,657
1,465,000	Moore County, Advance Refunding Revenue, G.O., 5.000%, 6/1/28	1,926,255
1,250,000	New Hanover County, NC, Public Facilities Revenue Bonds, Series A, 5.000%, 2/1/26	1,543,925
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	1,145,740
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/34	1,384,735
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,335,433
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,082,040
840,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/24	934,055

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
June 30, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$750,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/25	$847,103
1,045,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, (Housing and Urban Development, Section 8), 5.000%, 10/1/25	1,185,469
1,750,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, Callable 10/1/27 @ 100 (Housing and Urban Development, Section 8), 5.000%, 10/1/34	1,955,835
1,205,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.000%, 4/1/33	1,439,686
1,000,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.000%, 4/1/37	1,177,130
370,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21(a)	381,167
800,000	North Carolina Medical Care Commission, Health Care Facilities, Nursinghome Improvement Revenue Bonds, Series A, Callable 1/1/30 @ 100, 5.000%, 7/1/32	998,448
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24(a)	3,024,668
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,290,580
1,960,000	North Carolina State, Advance Refunding G.O., Series A, Callable 6/1/26 @ 100, 5.000%, 6/1/27	2,452,136
3,000,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/28	3,819,960
4,385,000	North Carolina State, Advance Refunding, Revenue, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/30(a)	5,536,589
2,645,000	North Carolina State, Refunding Revenue G.O., Series B, 5.000%, 6/1/25	3,228,513
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/26	1,481,037
1,500,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/27	1,814,610
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), Callable 1/1/27 @ 100, 5.000%, 1/1/28	2,528,337
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,314,024
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,312,216

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	$1,509,167
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,686,480
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,815,777
1,000,000	Raleigh, NC, Refunding Revenue, Callable 2/1/26 @ 100, 5.000%, 2/1/27	1,229,010
1,790,000	Salisbury, NC, Combined Enterprise System Revenue, Water Utility Improvements, Refunding Revenue, 5.000%, 2/1/25	2,142,344
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26(a)	2,410,266
720,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 6/1/29 @ 100, 5.000%, 6/1/30	959,393
1,025,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 6/1/29 @ 100, 4.000%, 6/1/35	1,226,013
870,000	Town of Oak Island, NC, Combined Enterprise System, Advance Refunding Revenue (AGM), 5.000%, 6/1/25	1,045,488
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,052,020
2,235,000	Union County, NC, Enterprise Systems, Water Utility Improvements, Refunding Revenue, Series A, Callable 6/1/29 @ 100, 4.000%, 6/1/38	2,644,608
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,378,798
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,155,870
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	1,939,300
410,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 7/31/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	411,607
1,985,000	Wake County, NC, Advance Refunding Revenue Bonds, Series A, Callable 12/1/26 @ 100, 5.000%, 12/1/28	2,490,381
1,585,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/28 @ 100, 5.000%, 3/1/30	2,072,372
2,025,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/29 @ 100, 5.000%, 3/1/30	2,725,974
2,000,000	Wake County, NC, School Improvements, Revenue Bonds, Callable 9/1/29 @ 100, 5.000%, 9/1/30	2,690,920
1,270,000	Wake County, NC, School Improvements, Revenue Bonds, Series A, 5.000%, 9/1/29	1,719,453
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,314,168

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)
June 30, 2020 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	$1,089,020
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,056,740
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,167,400
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,374,385
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25(a)	2,204,400
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,180,590
	Total Municipal Bonds
	(Cost $154,513,613)	164,964,990

Shares		Fair Value
MONEY MARKET FUND — 5.3%
9,041,740	Federated Treasury Obligations Fund, Institutional Shares, 0.10%(c)	$9,041,740
	Total Money Market Fund
	(Cost $9,041,740)	9,041,740
Total Investments — 101.3%
(Cost $163,555,353)		174,006,730
Net Other Assets (Liabilities) — (1.3)%		(2,257,778)
NET ASSETS — 100.0%		$171,748,952

(a)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(b)	Represents securities purchased on a when-issued basis. At June 30, 2020, total cost of investments purchased on a when-issued basis was $3,721,410.
(c)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

OID — Original Issue Discount

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - North Carolina Intermediate Tax-Free Fund
June 30, 2020 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital North Carolina Intermediate Tax-Free Fund (referred to as the “Fund”), among other series of the Trust.

The Fund is a “non-diversified” fund, as defined in the 1940 Act, which means it may invest in the securities of a limited number of issuers.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund.The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2020, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - North Carolina Intermediate Tax-Free Fund — (continued)
June 30, 2020 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2020 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital North Carolina Intermediate Tax-Free Fund	$9,041,740	(a)	$164,964,990	(b)	$—	$174,006,730

(a)	Represents money market funds and/or certain preferred stocks.
(b)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund does not hold any mortgage dollar rolls during the period.

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Concentration of Credit Risk:

The Fund invests primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.